Schedule of Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 1	25.00%
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 2	25.00%
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 3	25.00%
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 4	$ (32,759)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 5	(4,616,658)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 6	(1,097,433)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 7	287,080
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 8	652,038
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 9	(1,771,273)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 10	(5,566,907)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 11	2,648,828
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 12	6,039,892
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 13	143,948
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 14	264,418
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 15	601,779
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 16	4,098,295
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 17	1,109,218
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 18	532,063
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 19	(1,070,343)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 20	57,844
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 21	$ 4,305,028